Segmented Information (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of operating segments [Abstract]
Schedule of operating segments [Table Text Block]
September 30, 2024	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$50,401	$50,401
High performance computing hosting	-	-	-	-	-	4,488	4,488
	$-	$-	$-	$-	$-	$54,889	$54,889

September 30, 2023	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$45,858	$45,858
High performance computing hosting	-	-	-	-	-	474	474
	$-	$-	$-	$-	$-	$46,332	$46,332

Schedule of non-current tangible assets located in geographical jurisdictions [Table Text Block]
September 30, 2024	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Plant and equipment	$83,654	$30,828	$492	$-	$232	$14	$115,220
ROU asset	3,351	4,159	-	-	-	60	7,570
	$87,005	$34,987	$492	$-	$232	$74	$122,790

March 31, 2024	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Plant and equipment	$74,425	$19,529	$1,367	$-	$-	$35	$95,356
ROU asset	3,352	5,051	-	-	-	85	8,488
	$77,777	$24,580	$1,367	$-	$-	$120	$103,844